ORDINARY DIVIDENDS - Summary of Proposed Final Dividend (Details) - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Dividends [abstract]
Proposed final dividend (pence per share)	£ 0.075	£ 0.244	£ 0.244